EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2017-1 Indenture Supplement, dated as of May 23, 2017, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on May 15, 2020.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of May, 2020.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

4

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

MONTHLY PERIOD ENDING April 30, 2020

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2017-1 Indenture Supplement, dated as of May 23, 2017 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2017-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of May 15, 2020 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$750,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$750,715,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$715,000.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$750,000,000.00

B)	Information regarding payments in respect of the Class B Notes		$199,368,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$199,368,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$199,368,000.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

5

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

MONTHLY PERIOD ENDING April 30, 2020

Record date	April 30, 2020
Payment date	May 15, 2020
Monthly period beginning	April 01, 2020
Monthly period ending	April 30, 2020
Previous payment date	April 15, 2020
Interest period beginning	April 15, 2020
Interest period ending	May 14, 2020
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$7,377,804,515.52
Beginning of monthly period non-principal receivables balance	$98,819,044.06
Beginning of monthly period total receivables balance	$7,476,623,559.58
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$6,879,723,612.99
End of monthly period non-principal receivables balance	$94,306,209.24
End of monthly period total receivables balance	$6,974,029,822.23

TRUST COLLECTIONS INFORMATION
Finance charge collections	$80,697,835.16
Fees	$13,916,842.00
Interchange	$22,851,373.35
Recoveries	$5,669,004.14
Investment earnings on Issuer Accounts	$10,150.86
Total finance charge collections	$123,135,054.65
Principal collections	$1,668,499,819.47
*Total payment rate	23.58%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$29,922,738.41
Total Recoveries	($5,669,004.14)
Total Net Losses	$24,253,734.27
Portfolio Principal Balance	$7,377,804,515.52
Total Gross Losses as a percentage of the Portfolio Principal Balance	4.87%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.94%
Number of accounts experiencing a loss	5,976
Average Net Loss per account	$4,058.52

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.67%	26,278	$116,763,174.45
31-60 days delinquent	0.74%	10,286	$51,560,958.90
61-90 days delinquent	0.52%	6,482	$36,368,622.93
91-120 days delinquent	0.44%	5,232	$30,820,864.58
121-150 days delinquent	0.46%	5,147	$31,956,307.35
151-180 days delinquent	0.42%	4,735	$29,328,664.86
181 and greater days delinquent	0.00%	0	$0.00
Sixty Day Delinquent Assets	1.84%	21,596	$128,474,459.72

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			65.52%
Minimum Transferor Amount Percentage in Calendar Month			63.87%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			129.34%
Required Seller’s Interest			5.00%

6

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$549,022,297.38
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2017-1
Expected Final Payment Date	05/15/2020
Scheduled start of accumulation period	12/01/2019
Series 2017-1 Stated Principal Amount	$949,368,000.00
Series 2017-1 Allocation amount	$379,747,200.00
Series 2017-1 Floating Allocation Percentage	5.1472%
Series 2017-1 Principal Allocation Percentage	12.8679%
Current period USD LIBOR	0.81%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.33%	1.14%	$750,000,000.00
Class B	0.00%	0.00%	$199,368,000.00

ALLOCATION OF SERIES 2017-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2017-1 Available Finance Charge Collections		$7,053,554.98
2)	Class A Notes
	a)	Class A Monthly Interest	$715,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2017-1 Servicing Fee paid to Servicer		$590,183.63
4)	Series 2017-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2017-1 Default Amount treated as Series 2017-1 Available Principal Collections		$1,540,170.32
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2017-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2017-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$4,208,201.03
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$4,208,201.03

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2017-1
1)	Series 2017-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2017-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2017-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2017-1		$214,700,773.57
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,540,170.32
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2017-1 Available Principal Collections		$216,240,943.89
	Series 2017-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2017-1 Indenture Supplement		$137,468,836.31

APPLICATION OF SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$0.00

7

APPLICATION OF SERIES 2017-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$137,468,836.31
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2017-1
1)	Series 2017-1 Principal Collections Shortfall		$52,404,763.69
2)	Shared Excess Available Principal Collections		$52,404,763.69
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$52,404,763.69
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$0.00

SERIES 2017-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$4,746,840.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$4,746,840.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$759,494,400.00
	Current deposit		$189,873,600.00
	Paid to the Class A Noteholders		$750,000,000.00
	Paid to the Class B Noteholders		$199,368,000.00
	Ending Balance		$0.00

SERIES 2017-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		17.42%
	Prior Monthly Period		18.29%
	Second Prior Monthly Period		17.71%
Base Rate
	Current Monthly Period		2.90%
	Prior Monthly Period		2.82%
	Second Prior Monthly Period		3.41%
Excess Spread Percentage
	Current Monthly Period		14.52%
	Prior Monthly Period		15.48%
	Second Prior Monthly Period		14.29%
Quarterly Excess Spread Percentage			14.76%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

8

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2017-2 Indenture Supplement, dated as of July 31, 2017, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on May 15, 2020.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of May, 2020.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

9

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

MONTHLY PERIOD ENDING April 30, 2020

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2017-2 Indenture Supplement, dated as of July 31, 2017 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2017-2 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of May 15, 2020 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$650,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$603,416.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$603,416.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$172,785,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

10

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

MONTHLY PERIOD ENDING April 30, 2020

Record date	April 30, 2020
Payment date	May 15, 2020
Monthly period beginning	April 01, 2020
Monthly period ending	April 30, 2020
Previous payment date	April 15, 2020
Interest period beginning	April 15, 2020
Interest period ending	May 14, 2020
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$7,377,804,515.52
Beginning of monthly period non-principal receivables balance	$98,819,044.06
Beginning of monthly period total receivables balance	$7,476,623,559.58
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$6,879,723,612.99
End of monthly period non-principal receivables balance	$94,306,209.24
End of monthly period total receivables balance	$6,974,029,822.23

TRUST COLLECTIONS INFORMATION
Finance charge collections	$80,697,835.16
Fees	$13,916,842.00
Interchange	$22,851,373.35
Recoveries	$5,669,004.14
Investment earnings on Issuer Accounts	$10,150.86
Total finance charge collections	$123,135,054.65
Principal collections	$1,668,499,819.47
*Total payment rate	23.58%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$29,922,738.41
Total Recoveries	($5,669,004.14)
Total Net Losses	$24,253,734.27
Portfolio Principal Balance	$7,377,804,515.52
Total Gross Losses as a percentage of the Portfolio Principal Balance	4.87%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.94%
Number of accounts experiencing a loss	5,976
Average Net Loss per account	$4,058.52

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.67%	26,278	$116,763,174.45
31-60 days delinquent	0.74%	10,286	$51,560,958.90
61-90 days delinquent	0.52%	6,482	$36,368,622.93
91-120 days delinquent	0.44%	5,232	$30,820,864.58
121-150 days delinquent	0.46%	5,147	$31,956,307.35
151-180 days delinquent	0.42%	4,735	$29,328,664.86
181 and greater days delinquent	0.00%	0	$0.00
Sixty Day Delinquent Assets	1.84%	21,596	$128,474,459.72

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			65.52%
Minimum Transferor Amount Percentage in Calendar Month			63.87%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			129.34%
Required Seller’s Interest			5.00%

11

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$549,022,297.38
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2017-2
Expected Final Payment Date	07/15/2020
Scheduled start of accumulation period	01/01/2020
Series 2017-2 Stated Principal Amount	$822,785,000.00
Series 2017-2 Allocation amount	$548,523,333.34
Series 2017-2 Floating Allocation Percentage	7.4348%
Series 2017-2 Principal Allocation Percentage	11.1522%
Current period USD LIBOR	0.81%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.30%	1.11%	$650,000,000.00
Class B	0.00%	0.00%	$172,785,000.00

ALLOCATION OF SERIES 2017-2 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2017-2 Available Finance Charge Collections		$9,537,548.48
2)	Class A Notes
	a)	Class A Monthly Interest	$603,416.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2017-2 Servicing Fee paid to Servicer		$852,486.85
4)	Series 2017-2 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2017-2 Default Amount treated as Series 2017-2 Available Principal Collections		$2,224,688.87
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2017-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$376,139.06
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2017-2 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$5,480,817.03
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$5,480,817.03

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2017-2
1)	Series 2017-2 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2017-2		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2017-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2017-2		$186,073,868.04
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,224,688.87
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2017-2 Available Principal Collections		$188,298,556.91
	Series 2017-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2017-2 Indenture Supplement		$120,029,396.53

APPLICATION OF SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$0.00

12

APPLICATION OF SERIES 2017-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$120,029,396.53
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2017-2
1)	Series 2017-2 Principal Collections Shortfall		$17,101,436.80
2)	Shared Excess Available Principal Collections		$17,101,436.80
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$17,101,436.80
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$0.00

SERIES 2017-2 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$4,113,925.00
	Current deposit		$376,139.06
	Accumulation Reserve Draw Amount		$376,139.06
	Ending Balance		$4,113,925.00
Principal Funding Account balance
	Beginning balance		$411,392,499.99
	Current deposit		$137,130,833.33
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$548,523,333.32

SERIES 2017-2 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		16.00%
	Prior Monthly Period		17.66%
	Second Prior Monthly Period		17.10%
Base Rate
	Current Monthly Period		2.88%
	Prior Monthly Period		2.79%
	Second Prior Monthly Period		3.39%
Excess Spread Percentage
	Current Monthly Period		13.12%
	Prior Monthly Period		14.87%
	Second Prior Monthly Period		13.71%
Quarterly Excess Spread Percentage			13.90%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

13

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2018-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2018-1 Indenture Supplement, dated as of September 21, 2018, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on May 15, 2020.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of May, 2020.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

14

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2018-1

MONTHLY PERIOD ENDING April 30, 2020

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2018-1 Indenture Supplement, dated as of September 21, 2018 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2018-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of May 15, 2020 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$650,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$619,666.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$619,666.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$172,785,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

15

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2018-1

MONTHLY PERIOD ENDING April 30, 2020

Record date	April 30, 2020
Payment date	May 15, 2020
Monthly period beginning	April 01, 2020
Monthly period ending	April 30, 2020
Previous payment date	April 15, 2020
Interest period beginning	April 15, 2020
Interest period ending	May 14, 2020
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$7,377,804,515.52
Beginning of monthly period non-principal receivables balance	$98,819,044.06
Beginning of monthly period total receivables balance	$7,476,623,559.58
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$6,879,723,612.99
End of monthly period non-principal receivables balance	$94,306,209.24
End of monthly period total receivables balance	$6,974,029,822.23

TRUST COLLECTIONS INFORMATION
Finance charge collections	$80,697,835.16
Fees	$13,916,842.00
Interchange	$22,851,373.35
Recoveries	$5,669,004.14
Investment earnings on Issuer Accounts	$10,150.86
Total finance charge collections	$123,135,054.65
Principal collections	$1,668,499,819.47
*Total payment rate	23.58%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$29,922,738.41
Total Recoveries	($5,669,004.14)
Total Net Losses	$24,253,734.27
Portfolio Principal Balance	$7,377,804,515.52
Total Gross Losses as a percentage of the Portfolio Principal Balance	4.87%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.94%
Number of accounts experiencing a loss	5,976
Average Net Loss per account	$4,058.52

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.67%	26,278	$116,763,174.45
31-60 days delinquent	0.74%	10,286	$51,560,958.90
61-90 days delinquent	0.52%	6,482	$36,368,622.93
91-120 days delinquent	0.44%	5,232	$30,820,864.58
121-150 days delinquent	0.46%	5,147	$31,956,307.35
151-180 days delinquent	0.42%	4,735	$29,328,664.86
181 and greater days delinquent	0.00%	0	$0.00
Sixty Day Delinquent Assets	1.84%	21,596	$128,474,459.72

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			65.52%
Minimum Transferor Amount Percentage in Calendar Month			63.87%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			129.34%
Required Seller’s Interest			5.00%

16

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$549,022,297.38
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2018-1
Expected Final Payment Date	09/15/2021
Scheduled start of accumulation period	09/01/2020
Series 2018-1 Stated Principal Amount	$822,785,000.00
Series 2018-1 Allocation amount	$822,785,000.00
Series 2018-1 Floating Allocation Percentage	11.1522%
Series 2018-1 Principal Allocation Percentage	11.1522%
Current period USD LIBOR	0.81%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.33%	1.14%	$650,000,000.00
Class B	0.00%	0.00%	$172,785,000.00

ALLOCATION OF SERIES 2018-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2018-1 Available Finance Charge Collections		$13,733,357.66
2)	Class A Notes
	a)	Class A Monthly Interest	$619,666.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2018-1 Servicing Fee paid to Servicer		$1,278,730.33
4)	Series 2018-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2018-1 Default Amount treated as Series 2018-1 Available Principal Collections		$3,337,033.46
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2018-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2018-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$8,497,927.20
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$8,497,927.20

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2018-1
1)	Series 2018-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2018-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2018-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2018-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2018-1		$186,073,868.04
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$3,337,033.46
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2018-1 Available Principal Collections		$189,410,901.50
	Series 2018-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2018-1 Indenture Supplement		$121,141,741.12

APPLICATION OF SERIES 2018-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$121,141,741.12

17

APPLICATION OF SERIES 2018-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2018-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2018-1
1)	Series 2018-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$85,361,671.91

SERIES 2018-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2018-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.16%
	Prior Monthly Period		17.26%
	Second Prior Monthly Period		16.81%
Base Rate
	Current Monthly Period		2.90%
	Prior Monthly Period		2.82%
	Second Prior Monthly Period		3.41%
Excess Spread Percentage
	Current Monthly Period		12.26%
	Prior Monthly Period		14.44%
	Second Prior Monthly Period		13.39%
Quarterly Excess Spread Percentage			13.36%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

18

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2019-1 Indenture Supplement, dated as of August 15, 2019, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on May 15, 2020.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of May, 2020.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

19

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

MONTHLY PERIOD ENDING April 30, 2020

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2019-1 Indenture Supplement, dated as of August 15, 2019 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2019-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of May 15, 2020 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$650,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,061,666.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,061,666.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$142,683,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

20

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2019-1

MONTHLY PERIOD ENDING April 30, 2020

Record date	April 30, 2020
Payment date	May 15, 2020
Monthly period beginning	April 01, 2020
Monthly period ending	April 30, 2020
Previous payment date	April 15, 2020
Interest period beginning	April 15, 2020
Interest period ending	May 14, 2020
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$7,377,804,515.52
Beginning of monthly period non-principal receivables balance	$98,819,044.06
Beginning of monthly period total receivables balance	$7,476,623,559.58
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$6,879,723,612.99
End of monthly period non-principal receivables balance	$94,306,209.24
End of monthly period total receivables balance	$6,974,029,822.23

TRUST COLLECTIONS INFORMATION
Finance charge collections	$80,697,835.16
Fees	$13,916,842.00
Interchange	$22,851,373.35
Recoveries	$5,669,004.14
Investment earnings on Issuer Accounts	$10,150.86
Total finance charge collections	$123,135,054.65
Principal collections	$1,668,499,819.47
*Total payment rate	23.58%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$29,922,738.41
Total Recoveries	($5,669,004.14)
Total Net Losses	$24,253,734.27
Portfolio Principal Balance	$7,377,804,515.52
Total Gross Losses as a percentage of the Portfolio Principal Balance	4.87%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.94%
Number of accounts experiencing a loss	5,976
Average Net Loss per account	$4,058.52

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.67%	26,278	$116,763,174.45
31-60 days delinquent	0.74%	10,286	$51,560,958.90
61-90 days delinquent	0.52%	6,482	$36,368,622.93
91-120 days delinquent	0.44%	5,232	$30,820,864.58
121-150 days delinquent	0.46%	5,147	$31,956,307.35
151-180 days delinquent	0.42%	4,735	$29,328,664.86
181 and greater days delinquent	0.00%	0	$0.00
Sixty Day Delinquent Assets	1.84%	21,596	$128,474,459.72

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			65.52%
Minimum Transferor Amount Percentage in Calendar Month			63.87%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			129.34%
Required Seller’s Interest			5.00%

21

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$549,022,297.38
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2019-1
Expected Final Payment Date	07/15/2022
Scheduled start of accumulation period	07/01/2021
Series 2019-1 Stated Principal Amount	$792,683,000.00
Series 2019-1 Allocation amount	$792,683,000.00
Series 2019-1 Floating Allocation Percentage	10.7442%
Series 2019-1 Principal Allocation Percentage	10.7442%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.96%	$650,000,000.00
Class B	0.00%	0.00%	$142,683,000.00

ALLOCATION OF SERIES 2019-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2019-1 Available Finance Charge Collections		$13,230,915.89
2)	Class A Notes
	a)	Class A Monthly Interest	$1,061,666.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2019-1 Servicing Fee paid to Servicer		$1,231,947.29
4)	Series 2019-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2019-1 Default Amount treated as Series 2019-1 Available Principal Collections		$3,214,946.29
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2019-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2019-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$7,722,355.64
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$7,722,355.64

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2019-1
1)	Series 2019-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2019-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2019-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2019-1		$179,266,262.69
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$3,214,946.29
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2019-1 Available Principal Collections		$182,481,208.98
	Series 2019-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2019-1 Indenture Supplement		$114,187,656.82

APPLICATION OF SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$114,187,656.82

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APPLICATION OF SERIES 2019-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2019-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2019-1
1)	Series 2019-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$80,461,525.54

SERIES 2019-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2019-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.16%
	Prior Monthly Period		17.26%
	Second Prior Monthly Period		16.81%
Base Rate
	Current Monthly Period		3.61%
	Prior Monthly Period		3.61%
	Second Prior Monthly Period		3.61%
Excess Spread Percentage
	Current Monthly Period		11.56%
	Prior Monthly Period		13.65%
	Second Prior Monthly Period		13.20%
Quarterly Excess Spread Percentage			12.80%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

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